September 22, 2021

BNY MELLON INVESTMENT FUNDS I

-        BNY Mellon Small/Mid Cap Growth Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton). The team members who are jointly and primarily responsible for managing the fund's portfolio are John Porter, the lead portfolio manager, Karen Behr, Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA. Mr. Porter has been a primary portfolio manager of the fund since March 2017, and is Chief Investment Officer and Head of Equity at Newton. Ms. Behr has been a primary portfolio manager of the fund since September 2021. She is a portfolio manager at Newton. Mr. Wakefield has been a primary portfolio manager of the fund since September 2005. He is a research analyst at Newton. Mr. Zeuthen has been a primary portfolio manager of the fund since April 2013. He is a research analyst at Newton.

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The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton. The team members who are jointly and primarily responsible for managing the fund's portfolio are John Porter, the lead portfolio manager, Karen Behr, Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA. Mr. Porter has been a primary portfolio manager of the fund since March 2017, and is Chief Investment Officer and Head of Equity at Newton. He has been employed by Newton or a predecessor company of Newton since August 2016. Ms. Behr has been a primary portfolio manager of the fund since September 2021. She is a portfolio manager at Newton. She has been employed by Newton or a predecessor company of Newton since 2008. Mr. Wakefield has been a primary portfolio manager of the fund since September 2005. He is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 1998. Mr. Zeuthen has been a primary portfolio manager of the fund since April 2013. He is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006.

6921STK0921

September 22, 2021

BNY MELLON INVESTMENT FUNDS I

-        BNY Mellon Small Cap Growth Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton). The team members who are jointly and primarily responsible for managing the fund's portfolio are John Porter, the lead portfolio manager, Karen Behr, Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA. Mr. Porter has been a primary portfolio manager of the fund since March 2017. He is Chief Investment Officer and Head of Equity at Newton. Ms. Behr has been a primary portfolio manager of the fund since September 2021. She is a portfolio manager at Newton. Messrs. Wakefield and Zeuthen have been primary portfolio managers of the fund since April 2013, and each is a research analyst at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton. The team members who are jointly and primarily responsible for managing the fund's portfolio are John Porter, the lead portfolio manager, Karen Behr, Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA. Mr. Porter has been a primary portfolio manager of the fund since March 2017, and is Chief Investment Officer and Head of Equity at Newton. He has been employed by Newton or a predecessor company of Newton since August 2016. Ms. Behr has been a primary portfolio manager of the fund since September 2021. She is a portfolio manager at Newton. She has been employed by Newton or a predecessor company of Newton since 2008. Mr. Wakefield has been a primary portfolio manager of the fund since April 2013. He is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 1998. Mr. Zeuthen has been a primary portfolio manager of the fund since April 2013. He is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006.

6941STK0921

September 22, 2021

BNY MELLON INVESTMENT FUNDS I

- BNY Mellon Small Cap Value Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton Investment Management North America LLC (Newton), an affiliate of BNYM Investment Adviser. The team members who are jointly and primarily responsible for managing the fund's portfolio are Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, Jonathan J. Piskorowski, CFA and Andrew Leger. Mr. Corrado and Ms. Brandaleone have been primary portfolio managers of the fund since February 2000. Mr. Piskorowski has been a primary portfolio manager of the fund since October 2014. Mr. Leger has been a primary portfolio manager of the fund since September 2021. Messrs. Corrado and Leger are each portfolio managers at Newton. Ms. Brandaleone and Mr. Piskorowski are each research analysts at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton. The team members who are jointly and primarily responsible for managing the fund's portfolio are Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, Jonathan J. Piskorowski, CFA and Andrew Leger. Mr. Corrado and Ms. Brandaleone have been primary portfolio managers of the fund since February 2000. Mr. Piskorowski has been a primary portfolio manager of the fund since October 2014. Mr. Leger has been a primary portfolio manager of the fund since September 2021. Mr. Corrado is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1986. Ms. Brandaleone is a research analyst at Newton. She has been employed by Newton or a predecessor company of Newton since 1991. Mr. Piskorowski is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006. Mr. Leger is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2014.

6944STK0921-2